Harbor Alpha Layering ETF Annual Fund Operating Expenses - Harbor Alpha Layering ETF - NONE or SAME	Oct. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.69%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	0.70%

[1]	Estimated for the current fiscal year.
[2]	Pursuant to the Investment Advisory Agreement, the Advisor pays all of the operating expenses of the Fund (inclusive of any expenses of a wholly owned subsidiary of the Fund), except for (i) the fee payment under the Investment Advisory Agreement; (ii) payments under the Fund’s 12b-1 plan (if any); (iii) the costs of borrowing, including interest and dividend expenses; (iv) taxes and governmental fees; (v) acquired fund fees and expenses; (vi) brokers’ commissions and any other transaction-related expenses and fees arising out of transactions effected on behalf of the Fund; (vii) costs of holding shareholder meetings; and (viii) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.